[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

ANNUAL REPORT
TO SHAREHOLDERS

December 31, 2002

> WISCONSIN TAX-EXEMPT FUND

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                               PRESIDENT'S LETTER
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 2002

                                                               February 21, 2003

DEAR SHAREHOLDER:

I am pleased to provide you with the 2002 annual report for the North Track Wisconsin Tax-Exempt Fund. For many of you, this may be your first North Track annual report, due to the merger between the North Track Wisconsin Tax-Exempt Fund and the Heartland Tax Free Fund, which occurred on November 1, 2002.

The merger increased the net assets of the fund from $52.9 million as of December 31, 2001, to $145.9 million as of December 31, 2002, making the North Track Wisconsin Tax-Exempt the dominant Wisconsin double tax-free fund in terms of assets under management.

As a shareholder in the North Track Wisconsin Tax-Exempt Fund, the merger brings broader diversification to the portfolio in terms of securities held (176 as of 12/31/02) as well as a deeper base of Wisconsin-specific holdings (86% of the portfolio is made up of bonds issued within Wisconsin). Importantly, the fund continues to invest in quality securities designed to provide a high level of income that is exempt from federal and Wisconsin state taxes.

Finally, I am pleased to announce that on January 1, 2003, John J. Mulherin, was elected to the North Track Board of Directors. Mr. Mulherin brings a wealth of industry knowledge and experience to the North Track Board, having served as chief operating officer of Fidelity Investments Institutional Services Company. He is currently President and CEO of Ziegler, the distributor and investment advisor for North Track Funds. His commitment to the fund family makes him a welcome addition.

We appreciate your confidence in the North Track family of funds and look forward to serving you in the coming year.

Sincerely,

/s/ Robert J. Tuszynski

Robert J. Tuszynski
President and CEO

This report contains information for existing shareholders of the North Track Wisconsin Tax-Exempt Fund. It does not constitute an offer to sell. If an investor wishes to receive more information about the Fund, the investor should obtain a prospectus, which includes a discussion of the Fund's investment objective and all sales charges and expenses of the Fund.

WISCONSIN TAX-EXEMPT FUND

  The graph below compares the change in the value of a $10,000 investment in the Wisconsin Tax-Exempt Fund with that of the Lehman 20-Year Municipal Bond Index. The performance of the Wisconsin Tax-Exempt Fund shown below reflects a deduction of the maximum sales load and fund operating expenses.

                       North Track Wisconsin             Lehman 20-Year
     Date                 Tax-Exempt Fund             Municipal Bond Index
     ----              ---------------------          --------------------
    6/13/94*<F1>               $9,650                        $10,000
    6/30/94                    $9,355                         $9,900
    7/31/94                    $9,446                        $10,127
    8/31/94                    $9,446                        $10,155
    9/30/94                    $9,349                         $9,952
   10/31/94                    $9,085                         $9,689
   11/30/94                    $8,771                         $9,462
   12/31/94                    $9,018                         $9,759
    1/31/95                    $9,306                        $10,141
    2/28/95                    $9,587                        $10,509
    3/31/95                    $9,679                        $10,629
    4/30/95                    $9,703                        $10,627
    5/31/95                    $9,978                        $11,028
    6/30/95                    $9,890                        $10,858
    7/31/95                    $9,923                        $10,914
    8/31/95                   $10,008                        $11,064
    9/30/95                   $10,062                        $11,151
   10/31/95                   $10,198                        $11,389
   11/30/95                   $10,385                        $11,641
   12/31/95                   $10,490                        $11,804
    1/31/96                   $10,543                        $11,864
    2/29/96                   $10,438                        $11,729
    3/31/96                   $10,301                        $11,541
    4/30/96                   $10,217                        $11,495
    5/31/96                   $10,281                        $11,509
    6/30/96                   $10,357                        $11,671
    7/31/96                   $10,466                        $11,785
    8/31/96                   $10,446                        $11,766
    9/30/96                   $10,598                        $12,004
   10/31/96                   $10,686                        $12,148
   11/30/96                   $10,883                        $12,402
   12/31/96                   $10,831                        $12,329
    1/31/97                   $10,832                        $12,317
    2/28/97                   $10,943                        $12,449
    3/31/97                   $10,790                        $12,254
    4/30/97                   $10,891                        $12,390
    5/31/97                   $11,059                        $12,613
    6/30/97                   $11,172                        $12,772
    7/31/97                   $11,432                        $13,201
    8/31/97                   $11,332                        $13,039
    9/30/97                   $11,469                        $13,219
   10/31/97                   $11,528                        $13,315
   11/30/97                   $11,598                        $13,423
   12/31/97                   $11,773                        $13,667
    1/31/98                   $11,865                        $13,820
    2/28/98                   $11,876                        $13,830
    3/31/98                   $11,888                        $13,849
    4/30/98                   $11,876                        $13,778
    5/31/98                   $12,017                        $14,027
    6/30/98                   $12,064                        $14,090
    7/31/98                   $12,088                        $14,120
    8/31/98                   $12,219                        $14,364
    9/30/98                   $12,359                        $14,567
   10/31/98                   $12,345                        $14,520
   11/30/98                   $12,380                        $14,587
   12/31/98                   $12,402                        $14,619
    1/31/99                   $12,521                        $14,775
    2/28/99                   $12,518                        $14,713
    3/31/99                   $12,540                        $14,764
    4/30/99                   $12,573                        $14,804
    5/31/99                   $12,496                        $14,693
    6/30/99                   $12,320                        $14,455
    7/31/99                   $12,341                        $14,472
    8/31/99                   $12,226                        $14,239
    9/30/99                   $12,184                        $14,193
   10/31/99                   $11,931                        $13,899
   11/30/99                   $12,053                        $14,106
   12/31/99                   $11,937                        $13,934
    1/31/00                   $11,831                        $13,836
    2/29/00                   $11,941                        $14,100
    3/31/00                   $12,229                        $14,555
    4/30/00                   $12,122                        $14,417
    5/31/00                   $11,976                        $14,303
    6/30/00                   $12,295                        $14,774
    7/31/00                   $12,472                        $15,028
    8/31/00                   $12,674                        $15,317
    9/30/00                   $12,602                        $15,193
   10/31/00                   $12,740                        $15,403
   11/30/00                   $12,827                        $15,569
   12/31/00                   $13,099                        $16,056
    1/31/01                   $13,239                        $16,138
    2/28/01                   $13,287                        $16,196
    3/31/01                   $13,415                        $16,364
    4/30/01                   $13,260                        $16,125
    5/31/01                   $13,374                        $16,323
    6/30/01                   $13,488                        $16,460
    7/31/01                   $13,670                        $16,751
    8/31/01                   $13,866                        $17,054
    9/30/01                   $13,816                        $16,919
   10/31/01                   $13,959                        $17,144
   11/30/01                   $13,855                        $17,000
   12/31/01                   $13,696                        $16,838
    1/31/02                   $13,934                        $17,139
    2/28/02                   $14,092                        $17,346
    3/31/02                   $13,781                        $17,013
    4/30/02                   $14,066                        $17,326
    5/31/02                   $14,168                        $17,437
    6/30/02                   $14,299                        $17,610
    7/31/02                   $14,472                        $17,853
    8/31/02                   $14,672                        $18,083
    9/30/02                   $14,930                        $18,537
   10/31/02                   $14,720                        $18,190
   11/30/02                   $14,684                        $18,126
   12/31/02                   $14,964                        $18,525

*<F1>  June 13, 1994 inception date.

Past performance is not predictive of future results, and the information set forth above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

       The Lehman 20-Year Municipal Bond Index is a broad-based index containing more than 4,600 issues with maturities ranging from 17-22 years. The issues comprising the index are those with a total issue size of $50 million or more. The average quality rating of the municipal bonds included in the Index is "AA." The Index does not reflect any sales charges or other fees and expenses which you would pay if you attempted to replicate the Index.

                          AVERAGE ANNUAL TOTAL RETURN
                                                                   SINCE
                                                                 INCEPTION
                                1-YEAR           5-YEAR           6/13/94
                                ------           ------           --------
 Wisconsin Tax-Exempt:
   Full Sales Charge            5.43%             4.17%            4.82%
   Net Asset Value              9.26%             4.92%            5.26%

FISCAL YEAR IN REVIEW

There was more activity in the Fund during 2002 than any time in its history as its purchase of the Heartland Wisconsin Tax Free Fund added $85 Million in assets and significantly increased the absolute number and types of security positions held by the Fund. As anticipated, we believe the combined portfolio retains its high quality, diversified characteristics and attractive tax-exempt income advantage.

Shareholders benefited during most of the year as fixed income securities generally benefited from market conditions. These conditions included a soft economy resulting in the Federal Reserve's easing bias, low inflation, a lack of investor confidence in equity markets due to corporate malfeasance, and global economic and political uncertainty.

Roughly two-thirds of the Fund's holdings carry an outright investment-grade rating with roughly half being in the AAA or AA categories. Of the remaining one-third in "non-rated" issues, about half are credit-enhanced by insurance, letters of credit, government collateral or have been pre-refunded. In addition, the Fund benefits from a broad sector distribution and at December 31, 2002 had over 170 individual security positions.

For the year ended December 31, 2002, the Fund had a return of 9.26%, after expenses, compared to the Lehman 20-year Municipal Bond Index return of 10.03%. Considering the power of the double tax-exemption for Wisconsin residents we are especially proud of these returns. Since its inception in 1994, the Fund's annualized return (excluding applicable sales loads) adjusted for the current top combined Federal and state income tax bracket is 9.18% per year. The gross return on the S&P 500 over the same period is approximately 10.25%.

In the municipal market the best performing maturity sector for fiscal 2002 was the 15-year, returning 10.76%. That was followed by the 30-year (10.43%), 7-year (10.35%) and 10-year (10.17%) maturities. Within the broad market, municipals were out performed only by the insured bond index (10.36%). Insured bonds account for approximately 43.4% of the Fund's total assets. General obligation bonds returned 9.19% in light of an increasing number of state budgetary problems. The Fund benefits primarily from project specific financing and its exposure to the State's anticipated budgetary problem is limited.

The Fund's duration was approximately 7.37 years at December 31, 2002, up from the prior quarter's duration of 6.95 years. Duration, a measure of risk in a bond portfolio, measures the sensitivity of a bond portfolio's market value to changes in interest rates. The duration was extended by a conscious decision regarding the investment of new monies into the fund combined with the impact of the Heartland Wisconsin Tax Free Fund merger. The new purchases were concentrated in "rated" securities. Finally, the North Track Fund continues to have a high concentration of Wisconsin issues in the portfolio, amounting to 86% of net assets at December 31, 2002.

Looking forward, management believes that the economy will continue to grow but at a slower pace than experienced in recent years. Also, interest rates, at least in the near term, will remain low along with inflation. Management believes these factors and the Fund's shorter duration and maturity laddering should allow the Fund to continue to produce attractive returns with commensurate risk.

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for the North Track Wisconsin Tax-Exempt Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform act of 1995. These include any adviser and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the adviser's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2002

                                                                                                         PRINCIPAL
  DESCRIPTION                                                                                              AMOUNT        VALUE
  -----------                                                                                            ---------       -----

LONG-TERM TAX-EXEMPT SECURITIES -- 97.9%

GEORGIA -- 0.4%
     Atlanta, Georgia, New Public Housing Authority, 5.00%, due 05-01-2007                               $  325,000   $    331,520

     Newnan, Georgia, New Public Housing Authority, 5.00%, due 04-01-2012                                   250,000        265,625

GUAM -- 3.5%
     Guam Power Authority Revenue Bonds, 1999 Series A, 5.125%, due 10-01-2029                            5,000,000      5,146,250

ILLINOIS -- 0.2%
     Peoria, Illinois, New Public Housing Authority, 5.00%, due 06-01-2012                                  300,000        318,861

MASSACHUSETTS -- 0.8%
     Massachusetts State Housing Finance Agency, Multi-Family Housing Bonds, First Issue,
     1979 Series A, (Escrowed to Maturity), 7.00%, due 04-01-2021                                           860,000      1,127,254

NEVADA -- 0.2%
     Las Vegas, Nevada, New Public Housing Authority, 5.00%, due 01-01-2012                                 255,000        260,768

NEW JERSEY -- 0.4%
     Newark, New Jersey, New Public Housing Authority,
     5.25%, due 04-01-2009                                                                                  285,000        291,492
     4.50%, due 04-01-2008                                                                                  250,000        251,312

NEW YORK -- 0.3%
     New York, New York, New Public Housing Authority,
     5.00%, due 01-01-2012                                                                                  200,000        204,376
     5.375%, due 01-01-2012                                                                                 200,000        204,784

NORTH CAROLINA -- 0.3%
     Durham, North Carolina, New Public Housing Authority, 5.00%, due 02-01-2012                            400,000        404,716

NORTH DAKOTA -- 0.2%
     Burleigh County, North Dakota, New Public Housing Authority,
     4.875%, due 01-01-2010                                                                                 185,000        189,174
     4.875%, due 01-01-2009                                                                                 200,000        204,788

N MARIANA ISLANDS -- 0.1%
     Commonwealth of the Northern Mariana Islands General Obligation Bonds,
     Series 1999A, (Public School System Projects), 5.125%, due 10-01-2008                                  100,000        111,551

OHIO -- 0.9%
     Youngstown, Ohio, New Public Housing Authority,
     5.00%, due 05-01-2012                                                                                  300,000        305,430
     5.00%, due 05-01-2011                                                                                  500,000        509,360
     4.875%, due 05-01-2010                                                                                 200,000        203,710
     4.875%, due 05-01-2009                                                                                 250,000        254,785

PENNSYLVANIA -- 0.3%
     Allentown, Pennsylvania, New Public Housing Authority, 4.875%, due 05-01-2011                          270,000        274,946

     Clinton County, Pennsylvania, New Public Housing Authority, 5.25%, due 11-01-2007                      200,000        204,234

PUERTO RICO -- 3.6%
     Commonwealth of Puerto Rico Public Improvement Revenue Refunding
     5.125%, due 07-01-2030                                                                               2,085,000      2,158,580
     5.25%, due 07-01-2027                                                                                1,960,000      2,056,040

     Commonwealth of Puerto Rico GO, 5.00%, due 07-01-2027                                                1,000,000      1,031,510

SOUTH CAROLINA -- 0.1%
     Marion, South Carolina, New Public Housing Authority, 4.875%, due 09-01-2010                           200,000        211,316

TENNESSEE -- 0.1%
     Nashville, Tennessee, New Public Housing Authority, 5.00%, due 08-01-2010                              190,000        192,274

TEXAS -- 0.4%
     Waco, Texas, New Public Housing Authority,
     4.875%, due 12-01-2012                                                                                 200,000        211,590
     4.875%, due 12-01-2009                                                                                 340,000        365,510

VIRGIN ISLANDS -- 0.2%
     Virgin Islands Water and Power Authority Revenue Bonds 5.25%, due 07-01-2012                           255,000        284,297

WISCONSIN -- 85.9%
     Appleton, Wisconsin Housing Authority Multifamily Housing Revenue,
     Appleton Independent Housing Project,
     6.75%, prerefunded 01-03-2003 at 100                                                                   300,000        300,000
     6.50%, prerefunded 01-03-2003 at 100                                                                 1,390,000      1,390,000

     Appleton, Wisconsin Redevelopment Authority Fox Cities Performing Arts Project,
     4.85%, due 09-01-2019                                                                                  435,000        447,445
     4.75%, due 09-01-2017                                                                                  360,000        372,978

     Ashland, Wisconsin Housing Authority Student Housing Revenue, Northland College Project,
     5.10%, due 04-01-2018                                                                                  500,000        497,135

     Ashwaubenon, Wisconsin Community Development Authority Lease Revenue,
     Arena Project, Series A, 5.80%, prerefunded 06-01-2009 at 100                                        1,000,000      1,170,230

     Ashwaubenon, Wisconsin Community Development Authority Revenue Refunding, Arena Project,
     5.00%, due 06-01-2023                                                                                  900,000        919,161
     5.20%, due 06-01-2022                                                                                  500,000        525,945
     5.05%, due 06-01-2019                                                                                1,000,000      1,050,680
     4.70%, due 06-01-2015                                                                                  500,000        528,170

     Brown County, Wisconsin Housing Authority Multifamily Housing Revenue Refunding,
     River Park Terrace Project, 6.50%, due 06-01-2019                                                    1,000,000        946,470

     Cudahy, Wisconsin, Community Development Authority Redevelopment Lease Revenue,
     5.125%, due 06-01-2019                                                                               1,595,000      1,657,763
     5.10%, due 06-01-2017                                                                                2,430,000      2,540,201
     5.00%, due 06-01-2014                                                                                  215,000        225,647

     Eau Claire, Wisconsin Housing Authority Housing Revenue Refunding,
     London Hill Townhouses Project, Series A, 6.25%, due 05-01-2015                                        685,000        685,240

     Glendale, Wisconsin Community Development Authority Lease Revenue, Tax Increment
     District No. 7, Series A, 5.40%, prerefunded 09-01-2008 at 100                                       3,200,000      3,664,480

     Glendale, Wisconsin Community Development Authority Lease Revenue, Tax Increment District No, 7
     4.875%, due 09-01-2019                                                                               1,000,000      1,023,880
     4.75%, due 09-01-2017                                                                                1,250,000      1,282,287
     4.55%, due 09-01-2014                                                                                1,000,000      1,033,500

     Glendale, Wisconsin Community Development Authority
     Lease Revenue Refunding, Tax Increment District No. 7,
     4.50%, due 09-01-2018                                                                                2,000,000      2,002,060
     4.35%, due 09-01-2016                                                                                1,000,000      1,004,980

     Grant County, Wisconsin Housing Authority Revenue Refunding, Orchard Manor Project,
     5.35%, due 07-01-2026                                                                                1,000,000        997,960
     5.25%, due 07-01-2018                                                                                  500,000        508,805

     Green Bay/Brown County Professional Football Stadium District Sales Tax Revenue,
     Lambeau Field Renovation Project, 5.00%, due 02-01-2019                                              2,500,000      2,613,325
     4.90%, due 02-01-2016                                                                                1,000,000      1,065,960
     4.85%, due 02-01-2015                                                                                1,000,000      1,062,530

     Green Bay, Wisconsin Housing Authority Housing Revenue Refunding Student Housing,
     University Village Housing, Inc. Project, 6.00%, due 04-01-2017                                        150,000        153,547

     Green Bay, Wisconsin Redevelopment Authority Lease Revenue, Convention Center Project,
     Series A, 5.10%, due 06-01-2029                                                                      1,000,000      1,010,130

     Green Bay, Wisconsin Redevelopment Authority Revenue, Bellin Memorial Hospital Project,
     Series A, 5.50%, due 02-15-2021                                                                        400,000        392,672

     Hartford, Wisconsin Community Development Authority Community Development Lease Revenue,
     6.10%, due 12-01-2008                                                                                  225,000       $237,071
     6.00%, due 12-01-2007                                                                                  210,000        222,201
     5.90%, due 12-01-2006                                                                                  200,000        212,592
     5.80%, due 12-01-2005                                                                                  200,000        213,612

     Jackson, Wisconsin Community Development Authority Revenue Refunding,
     5.10%, due 12-01-2017                                                                                  725,000        722,404
     4.90%, due 12-01-2013                                                                                  100,000        104,884

     Kenosha, Wisconsin Housing Authority Multifamily Housing Revenue GNMA Collateralized,
     Villa Ciera Project, Series A, 6.00%, due 11-20-2041                                                 1,000,000      1,034,180

     LaCrosse, Wisconsin Housing Authority Revenue Refunding,  1st Mortgage, The Ping Manor Project,
     6.375%, due 04-01-2012                                                                               1,100,000      1,105,016
     6.00%, due 04-01-2005                                                                                  345,000        349,744

     LaCrosse, Wisconsin Housing Authority Revenue Refunding, 1st Mortgage,
     The Forest Park Project, 6.375%, due 12-01-2018                                                      1,760,000      1,761,338

     Lake Delton, Wisconsin, Community Development Authority Multifamily Revenue,
     GNMA Collateralized, Woodland Park Project, 5.40%, due 02-20-2043                                      750,000        755,565

     Little Chute, Wisconsin Community Development Authority Lease Revenue, 5.625%, due 03-01-2019          500,000        516,625

     Madison, Wisconsin Community Development Authority Multifamily Revenue,
     Dempsey Manor Project, 6.65%, due 10-01-2025                                                           300,000        284,409

     Madison, Wisconsin Community Development Authority Revenue Quarters,
     2nd Mortgage, 5.875%, (variable after 07-01-2011), due 07-01-2016                                      230,000        230,656

     Madison, Wisconsin Community Development Authority Student Housing Revenue,
     Edgewood College Project, 6.25%, due 04/01/2014                                                      1,435,000      1,473,630

     Madison, Wisconsin, Community Development Authority Lease Revenue, Monona
     Terrace Community Project, 6.10%, Prerefunded 03-01-2005 at 100                                      1,000,000      1,098,410

     Madison, Wisconsin Community Development Authority Revenue, Meriter Retirement
     Services, Inc. Project, 6.125%, due 12-01-2019                                                       1,500,000      1,461,465

     Madison, Wisconsin Community Development Authority Revenue, Fluno Center Project,
     5.00%, due 11-01-2020                                                                                3,050,000      3,074,369

     Middleton, Wisconsin Community Development Authority Lease Revenue, Series A,
     4.55%, due 10-01-2018                                                                                  500,000        514,345
     4.35%, due 10-01-2017                                                                                1,630,000      1,655,884

     Milwaukee, Wisconsin Housing Authority Mortgage Revenue
     Refunding, FHA, Renaissance Apartments Project, Series A,
     5.25%, due 01-01-2025                                                                                1,270,000      1,272,680

     Milwaukee, Wisconsin Redevelopment Authority Development
     Revenue Refunding, 2430 West Wisconsin Avenue Project,
     5.50%, due 09-01-2012                                                                                5,000,000      5,129,100
     5.60%, due 09-01-2009                                                                                  755,000        774,607

     Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding,
     Campus Town Project, Series A, 5.70%, prerefunded 05-01-2003 at 101                                  3,000,000      3,074,220

     Milwaukee, Wisconsin Redevelopment Authority Development Revenue Refunding
     YMCA of Metropolitan Milwaukee Inc. Project, 5,10%, due 12-01-2023                                   1,000,000      1,010,360

     Milwaukee, Wisconsin Redevelopment Authority Development Revenue
     Refunding Marquette University Project, 4.35%, due 11-01-2018                                          500,000        498,215
     4.25%, due 11-01-2017                                                                                1,000,000        994,340
     4.15%, due 11-01-2016                                                                                1,275,000      1,268,038

     Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
     Schlitz Park Project, Series A 5.50%, due 01-01-2017                                                 3,210,000      2,905,307

     Milwaukee, Wisconsin Redevelopment Authority Mortgage Revenue Refunding
     Schlitz Park Project, Series B 5.60%, due 01-01-2015                                                 2,500,000      2,486,175

     Milwaukee, Wisconsin Redevelopment Authority Revenue
     YWCA of Greater Milwaukee Project, Series A,
     5.30%, due 06-01-2029                                                                                1,800,000      1,801,458
     5.25%, due 06-01-2019                                                                                  430,000        424,247

     Milwaukee, Wisconsin Redevelopment Authority Revenue
     YWCA of Greater Milwaukee Project, Series B,
     5.20%, due 06-01-2029                                                                                  355,000        355,291
     5.15%, due 06-01-2019                                                                                  200,000        201,254

     Milwaukee, Wisconsin Redevelopment Authority Revenue Summerfest Project,
     4.95%, due 08-01-2020                                                                                1,250,000      1,301,575
     4.85%, due 08-01-2017                                                                                  500,000        522,915
     4.80%, due 08-01-2016                                                                                  500,000        525,545
     4.70%, due 08-01-2015                                                                                  500,000        520,120

     New Berlin Wisconsin Housing Authority Revenue Capital Appreciation,
     Apple Glen Project, Series A 0%, due 05-01-2010                                                         70,000         46,458
     0%, due 11-01-2009                                                                                      65,000         44,838
     0%, due 05-01-2009                                                                                      70,000         49,620
     0%, due 11-01-2007                                                                                      65,000         51,208
     0%, due 05-01-2007                                                                                      70,000         56,529

     New Berlin, Wisconsin Housing Authority Revenue Refunding,
     Apple Glen Project, Series A, 6.70%, due 11-01-2017                                                  1,210,000      1,221,979

     Oak Creek, Wisconsin Housing Authority
     Revenue Refunding, Wood Creek Project,
     5.625%, due 07-20-2029                                                                               2,205,000      2,226,168
     5.50%, due 07-20-2019                                                                                1,000,000      1,009,600

     Oak Creek, Wisconsin Housing Authority Revenue Capital Appreciation, Wood Creek Project,
     0%, due 01-20-2014                                                                                      60,000         32,854
     0%, due 07-20-2013                                                                                     125,000         70,928
     0%, due 01-20-2013                                                                                     125,000         72,900
     0%, due 01-20-2012                                                                                      65,000         40,038
     0%, due 07-20-2011                                                                                     125,000         79,476
     0%, due 01-20-2011                                                                                     125,000         81,656
     0%, due 07-20-2007                                                                                      50,000         39,678

     Oak Creek, Wisconsin Housing Authority Revenue Refunding, FHA, County Oaks II Project, Series A,
     6.30%, due 08-01-2028                                                                                3,955,000      4,105,329
     6.20%, due 08-01-2017                                                                                1,440,000      1,505,016
     6.00%, due 08-01-2010                                                                                   80,000         84,702

     Oconto Falls, Wisconsin Community Developement Authority Revenue,
     Oconto Falls Tissue, Inc. Project, 7.75%, due 12-01-2022                                               800,000        583,552

     Oconto Falls, Wisconsin Community Development Authority
     Development Revenue, 8.125%, due 12-01-2022                                                          1,430,000      1,085,727

     Oshkosh, Wisconsin Housing Authority Revenue,
     GNMA Collateralized, VNA Assisted Living Inc. Project,
     5.75%, due 09-20-2038                                                                                1,260,000      1,287,191
     5.45%, due 09/20/2017                                                                                  125,000        128,339

     Outagamie County, Wisconsin Housing Authority Revenue Refunding,
     1st Mortgage, Section 8 Project, 5.00%, due 11-15-2003                                                 200,000        201,898

     St Croix Falls, Wisconsin Community Development Authority Redevelopment Lease Revenue, Series A,
     6.40%, prerefunded 12-01-2003 at 100                                                                 1,190,000      1,245,383
     6.00%, prerefunded 12-01-2003 at 100                                                                   115,000        119,940
     5.90%, prerefunded 12-01-2003 at 100                                                                   105,000        109,416

     Sheboygan, Wisconsin Housing Authority Multifamily Revenue Refunding,
     GNMA Collateralized, Lake Shore Apartments Project, Series A, 5.10%, due 11-20-2026                  1,000,000        998,570

     Slinger, Wisconsin Redevelopment Authority Lease Revenue Refunding, 4.70%, due 09-01-2012              400,000        411,088

     Southeast Wisconsin Professional Baseball Park District League
     Capital Appreciation Certificate of Participation,
     0%, due 12-15-2017                                                                                   1,000,000        510,570
     0%, due 12-15-2015                                                                                     970,000        555,781

     Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
     Series 1996, 5.75%, prerefunded 03-13-2007 at 101                                                    2,260,000      2,604,040

     Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue Refunding,
     Series A, 5.50%, due 12-15-2026                                                                      2,150,000      2,379,663

     Southeast Wisconsin Professional Baseball Park District Sales Tax Revenue,
     5.875%, prerefunded 12-15-2009 at 100                                                                  105,000        123,933
     6.10%, prerefunded 12-15-2004 at 100                                                                 3,000,000      3,272,160

     Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue
     Series A, 5.20%, due 10-01-2021                                                                      1,000,000      1,028,630

     Sturgeon Bay, Wisconsin Waterfront Redevelopment Authority Lease Revenue
     Series B-ACA-CBI, 5.00%, due 10-01-2017                                                              1,000,000      1,038,570

     Sussex, Wisconsin Community Development Authority Revenue,
     6.10%, prerefunded 04-01-2015 at 100                                                                   600,000        659,892

     Verona, Wisconsin Community Development Authority Lease Revenue Series A,
     5.50%, due 06-01-2017                                                                                  445,000        458,613

     Walworth County, Wisconsin Housing Authority Housing Revenue, FHA,
     Kiwanis Heritage Senior  Apartments Project, 5.70%, due 03-01-2039                                     460,000        469,743

     Watertown, Wisconsin Community Development Authority Redevelopment
     Lease Revenue, Series A 5.00%, due 05-01-2018                                                          750,000        768,600

     Waukesha, Wisconsin Housing Authority Revenue Refunding, Oak Hills Terrace Project,
     5.45%, due 06-01-2027                                                                                2,000,000      2,019,100

     Waukesha, Wisconsin Redevelopment Authority Development Revenue,
     GNMA Collateralized, Avalon Square, Inc. Project, 5.00%, due 06-20-2021                              1,000,000      1,040,910

     Wauwatosa, Wisconsin Housing Capital Appreciation Revenue Refunding,
     Hawthorne Terrace Project, Series A,
     0%, due 11-01-2010                                                                                     100,000         65,875
     0%, due 05-01-2010                                                                                     105,000         71,040
     0%, due 11-01-2009                                                                                     100,000         70,229
     0%, due 05-01-2009                                                                                     105,000         75,677
     0%, due 11-01-2008                                                                                     100,000         74,639
     0%, due 05-01-2008                                                                                     105,000         80,366
     0%, due 05-01-2006                                                                                     105,000         89,965
     0%, due 11-01-2005                                                                                     100,000         88,696
     0%, due 05-01-2005                                                                                      70,000         63,422
     0%, due 11-01-2004                                                                                     100,000         92,634
     0%, due 05-01-2004                                                                                     105,000         99,332
     0%, due 11-01-2003                                                                                     100,000         96,830
     0%, due 05-01-2003                                                                                      75,000         74,061

     Wauwatosa, Wisconsin Housing Authority Revenue Refunding, Hawthorne Terrace Project, Series A,
     6.70%, due 11-01-2022                                                                                  550,000        551,606
     6.70%, due 11-01-2019                                                                                1,060,000      1,062,014

     Wauwatosa, Wisconsin Redevelopment Authority Lease Revenue,
     5.65%, due 12-01-2015                                                                                  750,000        835,042

     Winnebago County, Wisconsin Housing Authority 1st Mortgage
     Revenue Refunding, Section 8 Assisted Housing Project,
     5.625%, due 05-01-2010                                                                                 135,000        131,092
     5.625%, due 05-01-2009                                                                                 125,000        122,810
     5.625%, due 05-01-2008                                                                                 120,000        118,019
     5.625% due 05-01-2007                                                                                  115,000        114,447
     5.625%, due 05-01-2006                                                                                 105,000        105,164
     5.625%, due 05-01-2005                                                                                 100,000        100,887

     Winnebago County, Wisconsin Housing Authority Housing Revenue, Series A,
     7.125%, due 03-01-2022                                                                                 380,000        380,353
     6.875%, due 03-01-2012                                                                                 195,000        195,174

     Winnebago County, Wisconsin Housing Authority Multifamily Revenue Refunding,
     Neenah- Menasha Ecumenical Retirement Community Project,
     5.60%, due 10-01-2020                                                                                  855,000        853,016
     5.50%, due 10-01-2015                                                                                  715,000        715,272

     Wisconsin Center District Junior Dedicated Tax Revenue Series B,
     5.75%, prerefunded 12-15-2006 at 101                                                                 3,000,000      3,453,300
     5.70%, prerefunded 12-15-2006 at 101                                                                 3,000,000      3,447,630

     Wisconsin Center District Capital Appreciation Senior Dedicated Tax Revenue,
     0%, due 12-15-2026                                                                                   2,500,000        711,425

     Wisconsin Center District Junior Dedicated Tax Revenue Refunding
     5.25%. due 12-15-2023                                                                                1,000,000      1,078,480

     Wisconsin Housing Finance Authority Revenue,
     6.10%, prerefunded 10-01-2017 at 100                                                                 1,180,000      1,372,246
     6.10%, prerefunded 12-01-2017 at 100                                                                 1,320,000      1,538,341

     Wrightstown, Wisconsin Community Development Authority Revenue,
     6.00%, prerefunded 06-01-2008 at 100                                                                   300,000        350,766
                                                                                                                      ------------
Total Long-Term Tax-Exempt Securities (Cost: $137,418,323)                                                             142,943,217
                                                                                                                      ------------

SHORT-TERM TAX-EXEMPT SECURITIES -- 1.2%

DEMAND NOTES -- 1.0%
     Green Bay, Wisconsin, Redevelopment Authority Weekly Demand Revenue Note -
     Bellin Memorial Hospital Series B, due 02-15-2031                                                      995,000        995,000

     Milwaukee, Wisconsin Redevelopment Authority Development Revenue,
     Library Hill Project, Weekly Demand Variable Rate Note, due 08-01-2023                                 470,000        470,000
                                                                                                                      ------------
Total Demand Notes                                                                                                       1,465,000
                                                                                                                      ------------

MONEY MARKET -- 0.2%
     Aim Tax-Free Investments Co.- Cash Reserve Portfolio, Private Class                                    232,924        232,924
                                                                                                                      ------------
Total Short-Term Tax-Exempt Securities                                                                                   1,697,924
                                                                                                                      ------------
TOTAL INVESTMENTS -- 99.1%                                                                                             144,641,141
OTHER ASSETS, LESS LIABILITIES -- 0.9%                                                                                   1,305,608
                                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                                  $145,946,749
                                                                                                                      ------------
                                                                                                                      ------------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

ASSETS:
Investments:
   Cost basis of investments                                      $139,116,247
                                                                  ------------
                                                                  ------------

   Long-term investments in securities                            $142,943,217
   Short-term investments                                            1,697,924
                                                                  ------------
       Total investments                                           144,641,141

Receivables:
   Capital shares sold                                                  49,401
   Interest                                                          1,771,730
Other assets                                                             9,432
                                                                  ------------
       Total assets                                               $146,471,704
                                                                  ------------

LIABILITIES:
Payables:
   Capital shares redeemed                                        $    152,282
   Distributions to shareholders                                       151,034
   Management fees                                                      63,202
   Broker service fees                                                  72,222
   Other accrued expenses                                               86,215
                                                                  ------------
       Total liabilities                                               524,955
                                                                  ------------

NET ASSETS:
Capital stock (Note 7)                                             145,949,229
Undistributed net investment income                                     10,550
Accumulated net realized losses on investments                      (5,537,924)
Net unrealized appreciation on investments                           5,524,894
                                                                  ------------
       Total net assets                                           $145,946,749
                                                                  ------------
                                                                  ------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE
   Net Assets                                                     $145,946,749
   Shares Outstanding                                               13,982,634
   Redemption Price                                               $      10.44
                                                                  ------------
                                                                  ------------
   Offering Price                                                 $      10.82
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
Interest                                                            $3,520,068
                                                                    ----------

EXPENSES:
Investment advisory fees                                               345,548
Administration fees                                                     69,110
Custodian fees                                                           6,570
Transfer agent fees                                                     40,960
Broker service fees                                                    172,772
Professional fees                                                       61,699
Registration                                                             6,030
Communication                                                           14,345
Director fees                                                            8,062
Pricing of investments                                                  14,235
Other                                                                   15,521
                                                                    ----------
     Total expenses                                                    754,852
NET INVESTMENT INCOME                                                2,765,216
                                                                    ----------
NET REALIZED GAINS ON INVESTMENTS                                       58,201
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                     4,982,082
                                                                    ----------
     Net gain on investments                                         5,040,283
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $7,805,499
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE YEARS ENDED DECEMBER 31,
                                                --------------------------------
                                                        2002           2001
                                                        ----           ----
OPERATIONS:
Net investment income                              $  2,765,216    $ 2,158,928
Net realized gains (losses) on investments               58,201        (19,540)
Change in unrealized appreciation on investments      4,982,082        148,031
                                                   ------------    -----------
   Net increase in net assets
     resulting from operations                        7,805,499      2,287,419
                                                   ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                (2,759,646)    (2,166,789)
                                                   ------------    -----------
   Total distributions                               (2,759,646)    (2,166,789)
                                                   ------------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                          13,612,473      7,230,282
Proceeds from merger                                 83,982,614             --
Net asset value of shares issued in distributions     1,914,680      1,550,274
Cost of shares redeemed                             (11,554,137)    (8,071,488)
                                                   ------------    -----------
   Net increase in net assets
     from capital share transactions                 87,955,630        709,068
                                                   ------------    -----------
   Total increase                                    93,001,483        829,698

NET ASSETS:
Balance at beginning of period                       52,945,266     52,115,568
                                                   ------------    -----------
Balance at end of period                           $145,946,749    $52,945,266
                                                   ------------    -----------
                                                   ------------    -----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of the North Track Wisconsin Tax-Exempt Fund outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                          2002           2001           2000           1999           1998
                                                         ------         ------         ------         ------         ------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.94         $ 9.91         $ 9.45         $10.27         $10.21

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    .40            .42            .44            .45            .48
   Net realized and unrealized
     gains (losses) on investments                          .50            .03            .46           (.82)           .06
                                                         ------         ------         ------         ------         ------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS           .90            .45            .90           (.37)           .54
                                                         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                    (.40)          (.42)          (.44)          (.45)          (.48)
                                                         ------         ------         ------         ------         ------
   TOTAL DISTRIBUTIONS                                     (.40)          (.42)          (.44)          (.45)          (.48)
                                                         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                           $10.44         $ 9.94         $ 9.91         $ 9.45         $10.27
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------

TOTAL RETURN *<F2>                                        9.26%          4.56%          9.74%         (3.75%)         5.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)        $145,947        $52,945        $52,116        $52,320        $45,693
Ratio of expenses to average net assets                   1.10%          1.15%          1.05%+<F3>     0.90%+<F3>     0.60%+<F3>
Ratio of net investment income to average net assets      4.03%          4.14%          4.57%          4.50%          4.60%
Portfolio turnover rate                                   8.02%          6.31%          5.89%         15.20%         12.50%

*<F2> The Fund's sales charge is not reflected in total return as set forth in the table.
+<F3> Reflects a voluntary reimbursement of Fund expenses of .04% in 2000, .10% in 1999 and .40% in 1998. Without reimbursement the Fund's ratio of net expenses to average net assets would have been 1.09% in 2000, 1.00% in 1999 and 1.00% in 1998.

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES --

   North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine funds: Wisconsin Tax-Exempt Fund, Tax-Exempt Fund, Government Fund, S&P100 Plus Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund, Dow Jones U.S. Financial 100 Plus Fund and Cash Reserve Fund. This report presents information only for the Wisconsin Tax-Exempt Fund (the "Fund"). Information regarding the other funds is presented in separate reports. The assets and liabilities of each fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

   The following is a summary of the significant accounting policies of the Fund.

   (a)  Security Valuation

        Long-term tax-exempt securities are valued at market using quotations by an independent pricing service. When in the judgement of the pricing service quoted bid prices are readily available these investments are valued at the mean of the quoted bid and ask prices.

        Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures adopted by North Track's Board of Directors. This includes directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a majority of the Fund's securities). Values are determined by the pricing service using methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

   (b)  Security Transactions

        Security transactions are recorded on a trade date basis. Net realized gains and losses on security sales are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

   (c)  Federal Income Taxes

        Provision has not been made for Federal income taxes, because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 2002, the Fund had Federal income tax capital loss carryforwards of $333,310 expiring in 2004, $376,887 expiring in 2006, $2,809,508 expiring in 2007, $782,415 expiring in 2008 and $1,235,804 expiring in 2009. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

        The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

   (d)  Expenses

        Fund expenses associated with a specific fund are charged to that fund as they are incurred. Common expenses incurred by a fund are allocated, as incurred, between the funds based upon the ratio of the net assets of each fund to the combined net assets of the funds, by the ratio of accounts maintained in each fund or some other equitable means.

   (e)  Distributions to Shareholders

        Dividends from net investment income of the Fund are declared daily and paid monthly.

   (f)  Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

   North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of the Fund are affiliated), to serve as the Investment Advisor. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .50% of the first $250,000,000 of the Fund's average daily net assets, and .40% of the Fund's average daily net assets in excess of $250,000,000.

   For the year ended December 31, 2002, the Fund incurred total advisory fees of $345,548.

   BCZ has an Accounting and Pricing Agreement with North Track to perform accounting and pricing services. In addition, the Fund pays BCZ commissions on sales of Fund shares and 12b-1 distribution fees. The commissions, accounting and pricing fees, 12b-1 fees and administrative service fees paid to BCZ by the Fund for the year ended December 31, 2002 were as follows:

                       ACCOUNTING
    COMMISSIONS        AND PRICING
   ON FUND SHARES         FEES           12B-1 FEES       ADMINISTRATIVE FEES
   --------------      -----------       ----------       -------------------
      $110,636           $36,449          $75,072               $69,110

3. INVESTMENT TRANSACTIONS --

   Purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 2002, were $11,301,885 and $5,301,889, respectively.

   Net tax basis unrealized appreciation (depreciation) on investments as of December 31, 2002, included:

   Gross unrealized appreciation                  $6,575,499
   Gross unrealized depreciation                  (1,050,605)
                                                  ----------
        Net unrealized appreciation               $5,524,894
                                                  ----------
                                                  ----------

   The tax basis cost of investments on December 31, 2002 was $137,418,323.

4. LINE OF CREDIT --

   The Fund has available a line of credit of $15,000,000. However, the Fund's borrowings, by investment restriction, cannot exceed 10% of the total assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current prime rate. The Fund pays a commitment fee of 30 basis points per annum on the unused portion of the line. The Fund's policies allow borrowings for temporary or emergency purposes. There were no outstanding borrowings at December 31, 2002.

5. SECURITIES LENDING --

   The Fund may lend securities from time to time in order to earn additional income. The Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The Fund also continues to receive interest or dividends on the securities loaned. The cash collateral is invested in cash equivalents authorized by the Fund. The cash equivalents are limited to securities issued by or fully guaranteed by the U.S. Government; securities issued by agencies or enterprises of the U.S. Government; securities meeting pre-established rating criteria or qualified money market portfolios. Invested collateral must also meet maturity requirements. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

   The value of the cash collateral at period end is reported on the Fund's Statement of Assets and Liabilities. Earnings from the cash collateral is recorded in the Statements of Operations. During the year ended December 31, 2002, there was no security lending activity for the Fund.

6. CAPITAL SHARE TRANSACTIONS --

   (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into nine mutual fund series as described in note 1. The authorized shares of common stock may be allocated to any of these funds or to new funds as determined by the Board of Directors. The shares of each fund have equal rights and privileges with all other shares of that fund.

   (b) Capital share activity during the years ended December 31, 2001 and 2002, were as follows:

   SHARES OUTSTANDING AT DECEMBER 31, 2000                        5,259,474
                                                                 ----------
                                                                 ----------

     Shares issued                                                  718,012
     Shares issued in distributions                                 154,443
     Shares redeemed                                               (804,700)
                                                                 ----------

   SHARES OUTSTANDING AT DECEMBER 31, 2001                        5,327,229
                                                                 ----------
                                                                 ----------

     Shares issued                                                1,325,986
     Shares issued through merger                                 8,272,241
     Shares issued in distributions                                 186,741
     Shares redeemed                                             (1,129,563)
                                                                 ----------

   SHARES OUTSTANDING AT DECEMBER 31, 2002                       13,982,634
                                                                 ----------
                                                                 ----------

   (c) Maximum offering price per share is computed based on a maximum sales charge of 3.50% of the offering price or 3.63% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

7. HEARTLAND GROUP, INC. WISCONSIN TAX-FREE FUND ACQUISITION --

   On November 1, 2002, the Fund completed its acquisition of the Heartland Wisconsin Tax-Free Fund ("Heartland Fund"), a series of Heartland Group, Inc. The transaction was structured as a tax-free reorganization. The Heartland Fund, through a plan of reorganization and liquidation, transferred all of its assets and liabilities to the Wisconsin Tax-Exempt Fund in exchange for shares of beneficial interest in the Wisconsin Tax-Exempt Fund in a complete liquidation. The aggregate value of assets acquired was approximately $85,452,000 with unrealized appreciation of approximately $1,469,000.

                            NORTH TRACK FUNDS, INC.
                           WISCONSIN TAX-EXEMPT FUND

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Wisconsin Tax-Exempt Fund:

  We have audited the accompanying statement of assets and liabilities of Wisconsin Tax-Exempt Fund (the "Fund"), a series of North Track Funds, Inc., including the schedule of investments, as of December 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Fund's financial statements and financial highlights for periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those statements and financial highlights in their report dated January 18, 2002.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wisconsin Tax-Exempt Fund as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 14, 2003

                                   MANAGEMENT

Under applicable law, the Board of Directors is responsible for management of North Track Funds, Inc. ("North Track"), including the Fund, and provides broad supervision over its affairs. The Board of Directors meets regularly to review the Fund's investments, performance and expenses. The Board elects the officers of North Track and hires service providers for each Fund, including the Funds' investment advisor and distributor, B.C. Ziegler and Company ("BCZ"). The Board annually reviews and considers approval of the continuation of the investment advisory agreement with BCZ, and annually approves the selection of independent public accountants for the Fund. The Board also establishes, monitors and periodically reviews numerous policies and procedures governing the conduct of North Track's business. The policy of North Track is that a majority of its Board of Directors must be independent of BCZ.

The directors and officers of North Track as of December 31, 2002 are listed below, together with their principal occupations during the past five years.
The current Statement of Additional Information for the Fund contains additional information about the directors and officers and is available, without charge, upon request by calling North Track toll free at (800) 826-4600.

                                                                                                    NUMBER OF
                                        TERM OF                                                     NORTH TRACK  OTHER
                         POSITION(S)    OFFICE AND                                                  FUNDS        DIRECTORSHIPS2<F5>
NAME, ADDRESS            HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION(S)                    OVERSEEN     HELD BY
AND DATE OF BIRTH        NORTH TRACK    TIME SERVED1<F4> DURING PAST FIVE YEARS                     BY DIRECTOR  DIRECTOR
-----------------        -----------    ---------------- ----------------------                     -----------  ------------------
INDEPENDENT DIRECTORS:

Ralph J. Eckert          Director       Since 1996       Chairman, Trustmark Insurance Cos. from         9       None
2059 Keystone Ranch Road                                 1972 to 1997;  Director, Trustmark Insurance
Dillon, CO 80435                                         Cos. from 1970 to 2000; Trustee, Board of
3-12-29                                                  Pensions of the Evangelical Lutheran Church
                                                         in America from 1991 to 1997, and Chairman
                                                         from 1993 to 1997.

Marcia L. Wallace        Director       Since 2001       Retired; Senior Vice President in Global        9       None
P.O. Box 18089                                           Trust Services and Institutional Custody,
Sarasota, FL 34276                                       First Chicago NBD/Bank One from 1985 to 1999.
12-2-47

James G. De Jong         Director       Since 2001       President and Managing Shareholder, O'Neil,     9       None
11000 N. Wyngate Trace                                   Cannon & Hollman S.C. (law firm) since 1978.
Mequon, WI 53092
10-18-51

Steven P. Kent           Director       Since 2001       Managing Director in Corporate Finance          9       None
8220 Greystone Court                                     Department, Keefe, Bruyette & Woods,
Burr Ridge, IL 60521                                     Incorporated (investment banking firm) since
8-27-50                                                  August 1998; Managing Director in Corporate
                                                         Finance Department, Robert W. Baird & Co.,
                                                         Incorporated from 1983 to 1998.

INTERESTED DIRECTORS AND OFFICERS:

Peter D. Ziegler3<F6>    Chairman of    Since 2000       Director, The Ziegler Companies, Inc. from      9       None
4363 Stoney Lane         the Board and                   1986 to 2001; Chairman, The Ziegler
Slinger, WI  53086       Director                        Companies, Inc. from 1997 to 2000; President
4-2-49                                                   and CEO, The Ziegler Companies, Inc. from
                                                         1990 to 2000; Director, West Bend Mutual
                                                         Insurance Company since 1988; Director,
                                                         Trustmark Insurance Company since 1990;
                                                         Trustee, National YMCA Retirement Fund since
                                                         2000 and Chairman since 2003.

Robert J. Tuszynski      President      Since 1984       Managing Director, Ziegler Investment Group,    N/A     N/A
250 E. Wisconsin Ave.                                    B.C. Ziegler and Company since 1999; prior
Suite 2000                                               thereto, Senior Vice President, B.C. Ziegler
Milwaukee, WI 53202                                      and Company from 1996 to 1999.
3-9-59

James L. Brendemuehl     Senior Vice    Since 1999       Vice President - Mutual Funds, B.C. Ziegler     N/A     N/A
250 E. Wisconsin Ave.    President -                     and Company since 1995.
Suite 2000               Sales
Milwaukee, WI 53202
2-23-46

John H. Lauderdale       Senior Vice    Since 1993       Wholesaler, B.C. Ziegler and Company since      N/A     N/A
250 E. Wisconsin Ave.    President -                     1991.
Suite 2000               Marketing
Milwaukee, WI 53202
12-15-65

Franklin P. Ciano        Chief          Since 1996       Manager of North Track Operations, B.C.         N/A     N/A
250 E. Wisconsin Ave.    Financial                       Ziegler and Company since 1996.
Suite 2000               Officer and
Milwaukee, WI 53202      Treasurer
4-26-52

Kathleen J. Cain         Secretary      Since 1999       Administrative assistant to President of North  N/A     N/A
250 E. Wisconsin Ave.                                    Track, B.C. Ziegler and Company since 1999;
Suite 2000                                               prior thereto, Assistant Secretary/Treasurer for
Milwaukee, WI 53202                                      Regal Ware, Inc. (kitchen items manufacturer).
11-19-57

1<F4> Officers of North Track serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of North Track serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the Investment Company Act of 1940.
2<F5> Only includes directorships held in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the Investment Company Act of 1940.
3<F6> Mr. Ziegler is considered to be an "interested person" (as defined in the Investment Company Act of 1940) because he formerly served as an officer and director of The Ziegler Companies, Inc.

The standing committees of North Track's Board of Directors include an audit committee, nominating committee and pricing committee. The audit and nominating committees consist of all of the independent directors, namely Ralph J. Eckert, Marsha L. Wallace and James G. De Jong. The pricing committee consists of Ms. Wallace, Peter D. Ziegler, and Steven P. Kent.

Effective as of January 1, 2003, John J. Mulherin became a director of North Track Funds, Inc. Mr. Mulherin is President and Chief Executive Officer and a director of The Ziegler Companies, Inc. and B.C. Ziegler and Company.

                            NORTH TRACK FUNDS, INC.

                               CHANGE IN AUDITORS

  On June 26, 2002, based on the recommendation of the Audit Committee of the North Track Board of Directors, the Board selected Deloitte & Touche LLP ("D&T") as independent auditors for the Fund for the fiscal year ending December 31, 2002. D&T replaces Arthur Andersen LLP ("AA"), which served as the Fund's independent auditors for the fiscal year ended December 31, 2001 and prior years. The change from AA to D&T was made as a result of AA's withdrawal from the public accounting business. During the past two fiscal years, there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope of procedure, and none of AA's reports on the Fund's financial statements contained an adverse opinion, a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

NORTH TRACK FUNDS, INC.

1-800-826-4600

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

OFFICERS AND DIRECTORS
Peter D.Ziegler, Director
John J. Mulherin, Director
Ralph J. Eckert,Director
Marcia L. Wallace, Director
James G. De Jong, Director
Steven P. Kent, Director
Robert J. Tuszynski, President, CEO
Franklin P. Ciano, CFO and Treasurer
James L. Brendemuehl, Senior Vice President-Sales
John H. Lauderdale, Senior Vice President-Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR
B.C. Ziegler and Company
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202

ACCOUNTING/PRICING AGENT
B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco,  California 94111

COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR
Deloitte & Touche LLP
180 N. Stetson Avenue
Chicago, IL 60601-6779

250 East Wisconsin Avenue o Suite 2000 o Milwaukee, Wisconsin 53202-4298

[NORTH TRACK LOGO]
SHARPEN YOUR FOCUS

ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.

A05 NT842-02/03